Consolidated Statements of Shareholders' Equity	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury Shares [Member] CNY (¥) shares	Series A-2 Convertible Preferred Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive (Loss) Income [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income [Member] USD ($)	(Accumulated deficit) Retained earnings [Member] CNY (¥)	(Accumulated deficit) Retained earnings [Member] USD ($)	(Accumulated deficit) Retained earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Total Cango Inc.'s (Deficit) Equity [Member] CNY (¥)	Total Cango Inc.'s (Deficit) Equity [Member] USD ($)	Total Cango Inc.'s (Deficit) Equity [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)
Balance, Beginning at Dec. 31, 2017	¥ (2,681,838,454)			¥ 83,145			¥ 1,450	¥ 4,100,000		¥ (398,698)		¥ (2,711,414,472)			¥ (2,707,628,575)			¥ 25,790,121
Balance, Share Beginning at Dec. 31, 2017 | shares				124,969,987	124,969,987		2,179,215
Issuance of ordinary shares upon IPO and underwriters' partial exercise of over-allotment option, net of issuance costs	272,151,072			¥ 5,859				272,145,213							272,151,072
Issuance of ordinary shares upon IPO and underwriters' partial exercise of over-allotment option, net of issuance costs, shares | shares				8,600,000	8,600,000
Capital contribution by shareholders, net of incremental costs	3,309,936,306							3,304,336,306							3,304,336,306			5,600,000
Conversion of convertible preferred shares to ordinary shares	3,942,383,929			¥ 115,256			¥ (1,450)	835,511,278				3,106,758,845			3,942,383,929
Conversion of convertible preferred shares to ordinary shares, shares | shares				169,239,905	169,239,905		(2,179,215)
Purchase of subsidiaries' equity from non-controlling interest	(9,914,153)							(5,425,247)							(5,425,247)			(4,488,906)
Stock-based compensation (note 19)	33,410,913							33,410,913							33,410,913
Net income	306,924,335											302,692,065			302,692,065			4,232,270
Other comprehensive income (loss)	109,851,694									109,851,694					109,851,694
Dividends to non-controlling interest holders	(27,538,814)																	(27,538,814)
Balance, Ending at Dec. 31, 2018	5,255,366,828		¥ 17,585,853	¥ 204,260				4,444,078,463		109,452,996		698,036,438		¥ 17,585,853	5,251,772,157		¥ 17,585,853	3,594,671
Balance, Share Ending at Dec. 31, 2018 | shares				302,809,892	302,809,892
Repurchase of ordinary shares	(20,638,881)														(20,638,881)
Repurchase of ordinary shares, shares | shares				(863,112)	(863,112)	(20,638,881)
Retirement of ordinary shares | shares				(1)	(1)
Liquidation of subsidiaries' equity from non-controlling interest holders	(574,212)																	(574,212)
Stock-based compensation (note 19)	82,265,991							82,265,991							82,265,991
Net income	404,858,740											390,913,892			390,913,892			13,944,848
Other comprehensive income (loss)	9,977,742									9,977,742					9,977,742
Dividends to non-controlling interest holders	(257,181,770)											(254,027,215)			(254,027,215)			(3,154,555)
Balance, Ending at Dec. 31, 2019	5,491,660,291			¥ 204,260		¥ (20,638,881)		4,526,344,454		119,430,738		852,508,968			5,477,849,539			13,810,752
Balance, Share Ending at Dec. 31, 2019 | shares				301,946,779	301,946,779
Purchase of subsidiaries' equity from non-controlling interest	(24,144,000)							(6,898,467)							(6,898,467)			(17,245,533)
Repurchase of ordinary shares	(49,219,318)														(49,219,318)
Repurchase of ordinary shares, shares | shares				(2,797,032)	(2,797,032)	(49,219,318)
Exercise of share options	¥ 6,693,716							(6,745,258)							6,693,716
Exercise of share options, shares | shares	600,014	600,014		600,014	600,014	13,438,974
Retirement of ordinary shares | shares				(1)	(1)
Liquidation of subsidiaries' equity from non-controlling interest holders	¥ (467,433)																	(467,433)
Stock-based compensation (note 19)	78,754,828							78,754,828							78,754,828
Net income	3,373,420,061	$ 516,999,242										3,369,517,847			3,369,517,847			¥ 3,902,214
Other comprehensive income (loss)	(234,817,165)									(234,817,165)					(234,817,165)
Dividends to non-controlling interest holders	(266,671,843)											(266,671,843)			(266,671,843)
Balance, Ending at Dec. 31, 2020	¥ 8,375,209,137	$ 1,283,556,956		¥ 204,260	$ 31,305	¥ (56,419,225)		¥ 4,591,455,557	$ 703,671,350	¥ (115,386,427)	$ (17,683,744)	¥ 3,955,354,972	$ 606,184,670		¥ 8,375,209,137	$ 1,283,556,956
Balance, Share Ending at Dec. 31, 2020 | shares				299,749,760	299,749,760	(8,646,625)